Finance Costs, Net (Details) - Schedule of Finance Costs, Net - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Interest expenses (income)
Interest income	$ (60,133)	$ (49,921)	$ (302,799)	$ (118,011)	$ (223,594)	$ (40,251)	$ (3,454)
Gain on term loan modification		(4,332,173)		(4,332,173)	4,332,173
Gain on other loan settlement		(1,605,561)		(1,605,561)	1,605,561
Interest expense on term loan (Note 6)	786,524	481,978	2,184,047	1,397,158	2,016,587	1,830,360	1,225,861
Interest expense on lease liabilities	71,359	81,934	237,537	319,294	401,229	551,291	303,390
Interest expense on credit facility (Note 6)	997,725	1,262,123	3,815,876	3,540,716	4,843,390	3,630,814	974,903
Interest expense on convertible notes (Note 6)	2,214,525	165,038	5,468,885	165,038
Interest expense on bridge loans		138,347		138,347	138,347
Interest expense on other loan (Note 6)		27,131		160,413	160,413	274,263	319,258
Accretion and remeasurement of government grant liability (Note 8)	70,391	74,115	198,033	353,293	74,335	(78,567)	567,942
Bridge loans issuance cost		350,000		350,000
SEPA commitment fee (Note 9)	512,775		512,775
Capitalized borrowing costs (Note 4)	(2,566,151)	(590,429)	(6,436,722)	(2,183,943)	(3,898,829)	(6,994,197)	(6,304,340)
Total	2,027,015	(3,997,418)	5,677,632	(1,815,429)	9,116,399	6,878,810	4,055,230
Loss (gain) on revaluation of instruments carried at fair value
Warrant liability (Note 7)	(2,179,587)		(1,011,816)
Conversion option (Note 6)	(3,228,921)	(14,554)	(5,475,289)	(14,554)	21,100
Loss (gain) on revaluation of instruments	(5,408,508)	(14,554)	(6,487,105)	(14,554)
Other
Loss (gain) on lease modification (Note 15)	1,819		(204,146)
Non-capitalizable financing costs	96,840		96,840
Modification of convertible loans (Note 6)			9,645			(124,717)	(124,022)
Bank charges	9,926	6,096	33,808	47,346	64,166	91,840	81,261
Foreign exchange loss (gain)	396,315	(141,391)	315,411	71,676	224,057	(2,749,505)	67,083
Other revaluation of instruments carried at fair value	504,900	(135,295)	251,558	119,022	(15,733)	149,918	(20,357)
Finance costs, net	$ (2,876,593)	$ (4,147,267)	$ (557,915)	$ (1,710,961)	$ (698,601)	$ (10,034,381)	$ 11,695,561